Business Combination - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Business Acquisition [Line Items]
Business combination step acquistion equity interest in acquiree remeasurement gain loss			¥ 2,456	$ 385
Unpaid consideration for business combination			5,129
Amortization of intangible assets			2,972
Impairment of intangible assets finite lived			¥ 56,778	$ 8,911	¥ 0	¥ 0
Youdao Education Technology (Hong Kong) Limited [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired			100.00%
Private Company Providing Kids Programming Education Courses To Students [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired		92.50%
Business Combination, Consideration Transferred		¥ 7,700
Private Company Providing Kids Programming Education Courses To Students [Member] | Youdao Education Technology (Hong Kong) Limited [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired		7.50%
Private Company Providing Kids Steam Education Courses To Students [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired	100.00%
Business Combination, Consideration Transferred	¥ 6,050
Private Company Providing Offline After School Tutoring Services [Member]
Business Acquisition [Line Items]
Percentage of equity interests acquired					16.00%
Business Combination, Consideration Transferred			¥ 122,000		¥ 30,000
Business combination step acquistion equity interest in acquiree including subsequent acquistion percentage			55.00%
Private Company Providing Offline After School Tutoring Services [Member] | From The Previous Shareholders Of The Investee [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			¥ 22,000
Private Company Providing Offline After School Tutoring Services [Member] | Out Of New Subscription Made By The Company [Member]
Business Acquisition [Line Items]
Business Combination, Consideration Transferred			¥ 100,000